Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Abstract]
Changes In Other Comprehensive Income (Loss)

	For the twelve months ended December 31,
	2014			2013
(In thousands)	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Balance, beginning of period			$(476)			$1,333
Unrealized holding gains (losses) on securities arising during the period	$1,446	$537	909	$(2,606)	$(1,056)	(1,550)
Less: Reclassification adjustment for gains on securities included in net income	433	143	290	390	131	259
Net unrealized gains (losses) on securities arising during the period	$1,013	$394	$619	$(2,996)	$(1,187)	$(1,809)
Balance, end of period			$143			$(476)